UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TUHYX U.S. High Yield Fund –
.
TUHAX U.S. High Yield Fund–
.
Advisor  Class
TUHIX U.S. High Yield Fund–
.
I Class

T. ROWE PRICE U.S. High Yield Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE U.S. High Yield Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE U.S. High Yield Fund

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE U.S. High Yield Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
U.S. High Yield Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. When a rating is available from all three
agencies, the median rating is used. If there are two
ratings, the lower rating is used and if only one rating is
available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the
underlying investment vehicle is used to determine the
creditworthiness of credit default swaps and sovereign
securities. The fund/portfolio is not rated by any agency.
Securities that have not been rated by any rating agency
totaled 0% of the portfolio at the end of the reporting
period.

T. ROWE PRICE U.S. High Yield Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE U.S. High Yield Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
11/30/23
Carnival 2.5%
LSF9 Atlantis Holdings LLC / Victra Finance 1.9
Sigma Holdco BV 1.6
American Airlines Inc/AAdvantage Loyalty IP 1.6
Sabre GLBL 1.4
Talen Energy Supply 1.4
White Cap Parent 1.4
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US 1.3
Ball 1.3
Osaic Holdings 1.3
Caesars Entertainment 1.3
Outfront Media Capital LLC / Outfront Media Capital 1.3
BroadStreet Partners 1.3
AssuredPartners 1.2
MajorDrive Holdings IV 1.2
NGL Energy Operating LLC / NGL Energy Finance 1.2
Deluxe 1.1
Ascent Resources Utica Holdings LLC / ARU Finance 1.1
Sunoco LP / Sunoco Finance 1.1
Encino Acquisition Partners Holdings 1.1
CCO Holdings LLC / CCO Holdings Capital 1.1
Jaguar Land Rover Automotive 1.1
NRG Energy 1.1
Consolidated Communications 1.1
Triton Water Holdings 1.1
Total 33.1%
Note: The information shown does not reflect any exchange-traded funds, cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE U.S. High Yield Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE U.S. High Yield Fund

U.S. HIGH YIELD FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,055.70 $3.85
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.25   3.79
Advisor Class
Actual   1,000.00   1,054.90   4.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.50   4.55
I Class
Actual   1,000.00   1,055.20   3.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.95   3.08
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.75%,
the
2
Advisor Class was 0.90%, and the
3
I Class was 0.61%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.02 $ 8.73 $ 10.11 $ 9.39 $ 9.61 $ 9.77
Investment activities
Net investment
income
(1)(2)
0.31 0.60 0.55 0.56 0.55 0.62
Net realized and
unrealized gain/loss 0.13 (0.71) (1.30) 0.72 (0.22) (0.16)
Total from
investment activities 0.44 (0.11) (0.75) 1.28 0.33 0.46
Distributions
Net investment
income (0.31) (0.60) (0.55) (0.56) (0.55) (0.62)
Net realized gain — — (0.08) — — —
Total distributions (0.31) (0.60) (0.63) (0.56) (0.55) (0.62)
NET ASSET VALUE
End of period $ 8.15 $ 8.02 $ 8.73 $ 10.11 $ 9.39 $ 9.61

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
5.57% (1.11)% (7.87)% 13.94% 3.43% 4.91%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.85%
(4)
0.87% 0.78% 0.79% 0.87% 0.93%
Net expenses after
waivers/payments
by Price Associates 0.75%
(4)
0.75% 0.77% 0.79% 0.79% 0.80%
Net investment
income 7.68%
(4)
7.34% 5.62% 5.60% 5.75% 6.38%
Portfolio turnover rate 27.3% 31.6% 73.4% 135.3% 156.7% 134.3%
Net assets, end of
period (in thousands) $235,293 $216,586 $266,157 $437,017 $276,480 $174,818
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 8.01 $ 8.71 $ 10.10 $ 9.38 $ 9.61 $ 9.77
Investment activities
Net investment
income
(1)(2)
0.31 0.58 0.54 0.55 0.54 0.60
Net realized and
unrealized gain/loss 0.12 (0.70) (1.31) 0.71 (0.24) (0.15)
Total from
investment activities 0.43 (0.12) (0.77) 1.26 0.30 0.45
Distributions
Net investment
income (0.30) (0.58) (0.54) (0.54) (0.53) (0.61)
Net realized gain — — (0.08) — — —
Total distributions (0.30) (0.58) (0.62) (0.54) (0.53) (0.61)
NET ASSET VALUE
End of period $ 8.14 $ 8.01 $ 8.71 $ 10.10 $ 9.38 $ 9.61

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
5.49% (1.16)% (8.13)% 13.78% 3.17% 4.76%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.13%
(4)
1.01% 0.99% 0.97% 0.98% 1.05%
Net expenses after
waivers/payments
by Price Associates 0.90%
(4)
0.90% 0.92% 0.94% 0.94% 0.95%
Net investment
income 7.53%
(4)
7.17% 5.49% 5.52% 5.60% 6.25%
Portfolio turnover rate 27.3% 31.6% 73.4% 135.3% 156.7% 134.3%
Net assets, end of
period (in thousands) $4,413 $4,178 $6,873 $13,815 $14,497 $10,963
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 7.98 $ 8.68 $ 10.06 $ 9.35 $ 9.57 $ 9.73
Investment activities
Net investment
income
(1)(2)
0.32 0.61 0.57 0.57 0.56 0.63
Net realized and
unrealized gain/loss 0.12 (0.70) (1.31) 0.71 (0.22) (0.15)
Total from
investment activities 0.44 (0.09) (0.74) 1.28 0.34 0.48
Distributions
Net investment
income (0.32) (0.61) (0.56) (0.57) (0.56) (0.64)
Net realized gain — — (0.08) — — —
Total distributions (0.32) (0.61) (0.64) (0.57) (0.56) (0.64)
NET ASSET VALUE
End of period $ 8.10 $ 7.98 $ 8.68 $ 10.06 $ 9.35 $ 9.57

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
5.52% (0.90)% (7.79)% 14.04% 3.58% 5.06%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.68%
(4)
0.69% 0.65% 0.68% 0.72% 0.81%
Net expenses after
waivers/payments
by Price Associates 0.61%
(4)
0.61% 0.61% 0.63% 0.64% 0.64%
Net investment
income 7.82%
(4)
7.49% 6.04% 5.78% 5.86% 6.59%
Portfolio turnover rate 27.3% 31.6% 73.4% 135.3% 156.7% 134.3%
Net assets, end of
period (in thousands) $198,757 $191,390 $228,946 $55,120 $44,469 $29,428
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. High Yield Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 7.1% (1)
Basic Industry 0.1%
Tutor Perini, FRN, 1M TSFR + 4.75%, 10.213%, 8/18/27  694 666
666
Consumer Goods 1.9%
Journey Personal Care, FRN, 3M USD LIBOR + 4.25%, 9.981%,
3/1/28  4,899 4,718
Naked Juice, FRN, 3M TSFR + 6.00%, 11.49%, 1/24/30  4,451 3,536
8,254
Energy 1.3%
GIP III STETSON I, FRN, 1M TSFR + 4.25%, 9.698%, 10/31/28  4,224 4,210
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.198%, 3/11/26  1,489 1,486
5,696
Financial Services 0.3%
Osaic Holdings, FRN, 1M TSFR + 4.50%, 9.848%, 8/17/28  1,135 1,135
1,135
Leisure 0.2%
Life Time, FRN, 1M TSFR + 4.75%, 10.623%, 1/15/26  1,095 1,095
1,095
Services 1.5%
KNS Midco, FRN, 1M TSFR + 6.25%, 11.713%, 4/21/27  5,098 4,417
Staples, FRN, 3M USD LIBOR + 5.00%, 10.457%, 4/16/26  2,455 2,238
6,655
Technology & Electronics 0.4%
Open Text, FRN, 1M TSFR + 2.75%, 1/31/30  (2) 1,980 1,982
1,982
Transportation 1.0%
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.798%, 6/21/27  4,116 4,238
4,238
Utility 0.4%
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.869%, 5/17/30  1,556 1,561
1,561
Total Bank Loans (Cost $32,913) 31,282
CORPORATE BONDS 85.4%
Automotive 4.1%
Adient Global Holdings, 4.875%, 8/15/26  (3) 4,727 4,538
Clarios Global, 8.50%, 5/15/27  (3) 4,390 4,412
Ford Motor Credit, 4.00%, 11/13/30  2,285 1,964
Ford Motor Credit, 5.113%, 5/3/29  2,420 2,275
Jaguar Land Rover Automotive, 5.50%, 7/15/29  (3) 5,115 4,731
17,920

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Basic Industry 8.3%
Camelot Return Merger Sub, 8.75%, 8/1/28  (3) 4,025 3,970
Element Solutions, 3.875%, 9/1/28  (3) 4,755 4,220
ERO Copper, 6.50%, 2/15/30  (3) 4,725 4,032
First Quantum Minerals, 6.875%, 10/15/27  (3) 4,575 3,711
LGI Homes, 8.75%, 12/15/28  (3) 4,425 4,525
Novelis, 3.875%, 8/15/31  (3) 4,910 4,131
Polar U.S. Borrower, 6.75%, 5/15/26  (3) 3,340 1,236
SCIH Salt Holdings, 6.625%, 5/1/29  (3) 5,045 4,458
White Cap Parent, (8.250% Cash or 9.00% PIK), 8.25%, 3/15/26  (3)
(4) 6,225 6,100
36,383
Capital Goods 7.5%
ARD Finance, (6.500% Cash or 7.250% PIK), 6.50%, 6/30/27  (3)(4) 5,514 2,895
Ball, 6.00%, 6/15/29  5,622 5,608
Bombardier, 7.875%, 4/15/27  (3) 4,460 4,460
Dornoch Debt Merger Sub, 6.625%, 10/15/29  (3) 5,246 4,420
GrafTech Finance, 4.625%, 12/15/28  (3) 2,220 1,487
GrafTech Global Enterprises, 9.875%, 12/15/28  (3) 2,177 1,709
MajorDrive Holdings IV, 6.375%, 6/1/29  (3) 5,985 5,027
Sealed Air, 7.25%, 2/15/31  (3) 2,886 2,955
Trivium Packaging Finance, 8.50%, 8/15/27  (3) 4,670 4,226
32,787
Consumer Goods 5.2%
Coty, 4.75%, 1/15/29  (3) 4,375 4,058
Coty, 6.625%, 7/15/30  (3) 1,668 1,672
HLF Financing, 4.875%, 6/1/29  (3) 4,944 3,504
Sigma Holdco, 7.875%, 5/15/26  (3) 8,013 6,881
Tempur Sealy International, 3.875%, 10/15/31  (3) 2,503 2,009
Triton Water Holdings, 6.25%, 4/1/29  (3) 5,465 4,679
22,803
Energy 12.2%
Ascent Resources Utica Holdings, 5.875%, 6/30/29  (3) 2,595 2,388
Ascent Resources Utica Holdings, 8.25%, 12/31/28  (3) 2,515 2,521
Civitas Resources, 8.75%, 7/1/31  (3) 4,165 4,300
Comstock Resources, 6.75%, 3/1/29  (3) 4,760 4,379
Encino Acquisition Partners Holdings, 8.50%, 5/1/28  (3) 5,047 4,908
EQM Midstream Partners, 4.50%, 1/15/29  (3) 2,865 2,607
EQM Midstream Partners, 4.75%, 1/15/31  (3) 2,220 1,973
Harvest Midstream I, 7.50%, 9/1/28  (3) 2,540 2,496
Hess Midstream Operations, 4.25%, 2/15/30  (3) 1,555 1,388
Howard Midstream Energy Partners, 6.75%, 1/15/27  (3) 4,330 4,211
NGL Energy Operating, 7.50%, 2/1/26  (3) 4,945 4,951
PBF Holding, 7.875%, 9/15/30  (3) 4,415 4,415
Sunoco, 4.50%, 5/15/29  2,700 2,457

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sunoco, 4.50%, 4/30/30  2,775 2,494
Tallgrass Energy Partners, 6.00%, 12/31/30  (3) 4,279 3,851
Weatherford International, 8.625%, 4/30/30  (3) 4,043 4,175
53,514
Financial Services 7.2%
Aretec Escrow Issuer 2, 10.00%, 8/15/30  (3) 4,185 4,342
FirstCash, 5.625%, 1/1/30  (3) 4,810 4,491
LPL Holdings, 4.00%, 3/15/29  (3) 320 285
LPL Holdings, 4.375%, 5/15/31  (3) 2,263 1,949
OneMain Finance, 7.125%, 3/15/26  4,387 4,415
Osaic Holdings, 10.75%, 8/1/27  (3) 4,450 4,483
PennyMac Financial Services, 4.25%, 2/15/29  (3) 4,615 3,992
PRA Group, 5.00%, 10/1/29  (3) 4,607 3,484
Rocket Mortgage, 4.00%, 10/15/33  (3) 5,370 4,325
31,766
Health Care 3.5%
CHS, 5.25%, 5/15/30  (3) 2,275 1,775
CHS, 6.875%, 4/15/29  (3) 2,840 1,668
Embecta, 5.00%, 2/15/30  (3) 5,030 4,213
Heartland Dental, 10.50%, 4/30/28  (3) 3,910 3,978
Pediatrix Medical Group, 5.375%, 2/15/30  (3) 4,305 3,627
15,261
Insurance 2.9%
AssuredPartners, 5.625%, 1/15/29  (3) 5,960 5,312
BroadStreet Partners, 5.875%, 4/15/29  (3) 6,005 5,442
HUB International, 7.25%, 6/15/30  (3) 2,055 2,101
12,855
Leisure 6.6%
Caesars Entertainment, 7.00%, 2/15/30  (3) 5,560 5,553
Carnival, 5.75%, 3/1/27  (3) 4,680 4,434
Carnival, 6.00%, 5/1/29  (3) 6,840 6,293
Carnival Holdings Bermuda, 10.375%, 5/1/28  (3) 1,220 1,325
Life Time, 5.75%, 1/15/26  (3) 3,249 3,184
Six Flags Entertainment, 7.25%, 5/15/31  (3) 4,238 4,090
VICI Properties, 4.125%, 8/15/30  (3) 4,775 4,154
29,033
Media 4.2%
CCO Holdings, 4.50%, 5/1/32  5,950 4,879
Deluxe, 8.00%, 6/1/29  (3) 5,710 4,811
DISH DBS, 7.375%, 7/1/28  4,920 2,435
DISH Network, 11.75%, 11/15/27  (3) 4,086 4,055
Match Group Holdings II, 5.00%, 12/15/27  (3) 893 853
Outfront Media Capital, 4.25%, 1/15/29  (3) 1,470 1,266
18,299

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Real Estate 1.9%
Brookfield Property REIT, 4.50%, 4/1/27  (3) 4,770 4,162
Outfront Media Capital, 7.375%, 2/15/31  (3) 4,230 4,336
8,498
Retail 6.6%
Bath & Body Works, 5.25%, 2/1/28  3,240 3,111
Bath & Body Works, 6.625%, 10/1/30  (3) 1,561 1,545
eG Global Finance, 12.00%, 11/30/28  (3) 4,235 4,405
LSF9 Atlantis Holdings, 7.75%, 2/15/26  (3) 8,767 8,175
Michaels, 7.875%, 5/1/29  (3) 6,195 3,500
Victoria's Secret, 4.625%, 7/15/29  (3) 5,143 4,166
Yum! Brands, 3.625%, 3/15/31  4,855 4,157
29,059
Services 3.7%
PECF USS Intermediate Holding III, 8.00%, 11/15/29  (3) 5,955 2,754
Ritchie Bros Holdings, 6.75%, 3/15/28  (3) 1,795 1,829
Ritchie Bros Holdings, 7.75%, 3/15/31  (3) 1,820 1,888
Sabre GLBL, 11.25%, 12/15/27  (3) 6,650 6,010
Staples, 7.50%, 4/15/26  (3) 2,670 2,363
Williams Scotsman, 7.375%, 10/1/31  (3) 1,200 1,229
16,073
Technology & Electronics 2.3%
Consensus Cloud Solutions, 6.50%, 10/15/28  (3) 2,215 1,996
ION Trading Technologies, 5.75%, 5/15/28  (3) 4,685 3,988
Veritas U.S., 7.50%, 9/1/25  (3) 5,355 4,164
10,148
Telecommunications 2.6%
Consolidated Communications, 6.50%, 10/1/28  (3) 5,680 4,693
LCPR Senior Secured Financing, 6.75%, 10/15/27  (3) 1,107 1,038
Telesat Canada, 6.50%, 10/15/27  (3) 4,080 1,877
Viasat, 6.50%, 7/15/28  (3) 5,050 3,863
11,471
Transportation 2.5%
American Airlines, 5.75%, 4/20/29  (3) 7,085 6,766
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  836 788
VistaJet Malta Finance, 6.375%, 2/1/30  (3) 4,635 3,175
10,729
Utility 4.1%
Clearway Energy Operating, 3.75%, 2/15/31  (3) 5,035 4,192
NRG Energy, VR, 10.25%  (3)(5)(6) 4,730 4,683
Talen Energy Supply, 8.625%, 6/1/30  (3) 4,345 4,540
Vistra, VR, 8.00%  (3)(5)(6) 4,471 4,370
17,785
Total Corporate Bonds (Cost $407,649) 374,384

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
PREFERRED STOCKS 0.6%
Financial Services 0.6%
Ladenburg Thalmann Financial Services, 6.50%, 11/30/27  152 2,736
Total Preferred Stocks (Cost $2,727) 2,736
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Fund, 5.42%  (7)(8) 16,978 16,978
Total Short-Term Investments (Cost $16,978) 16,978
Total Investments in Securities
97.0% of Net Assets
(Cost $460,267) $ 425,380

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of November 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$339,801 and represents 77.5% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Perpetual security with no stated maturity date.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
PIK Payment-in-kind
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 431+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 10,724  ¤   ¤ $ 16,978^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $431 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,978.

T. ROWE PRICE U.S. High Yield Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $460,267) $ 425,380
Receivable for investment securities sold 8,759
Interest receivable 7,074
Receivable for shares sold 596
Cash 31
Other assets 41
Total assets 441,881
Liabilities
Payable for investment securities purchased 1,987
Payable for shares redeemed 841
Investment management fees payable 197
Due to affiliates 29
Other liabilities 364
Total liabilities 3,418
NET ASSETS $ 438,463

T. ROWE PRICE U.S. High Yield Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (104,699)
Paid-in capital applicable to 53,938,211 shares of $0.01 par value capital stock outstanding; 3,000,000,000 shares of the
Corporation authorized 543,162
NET ASSETS $ 438,463
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $235,293; Shares outstanding: 28,872,038) $ 8.15
Advisor Class
(Net assets: $4,413; Shares outstanding: 542,115) $ 8.14
I Class
(Net assets: $198,757; Shares outstanding: 24,524,058) $ 8.10

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest $ 17,527
Dividend 620
Total income 18,147
Expenses
Investment management 1,197
Shareholder servicing
Investor Class $ 227
Advisor Class 5
I Class 42 274
Rule 12b-1 fees
Advisor Class 5
Prospectus and shareholder reports
Investor Class 19
I Class 5 24
Custody and accounting 85
Registration 41
Legal and audit 20
Proxy and annual meeting 11
Directors 1
Miscellaneous 17
Waived / paid by Price Associates (189)
Total expenses 1,486
Net investment income 16,661

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized loss on securities (26,947)
Change in net unrealized gain / loss
Securities 33,192
Other assets and liabilities denominated in foreign currencies 5
Change in net unrealized gain / loss 33,197
Net realized and unrealized gain / loss 6,250
INCREASE IN NET ASSETS FROM OPERATIONS
$ 22,911

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 16,661 $ 32,596
Net realized loss (26,947) (35,410)
Change in net unrealized gain / loss 33,197 (4,990)
Increase (decrease) in net assets from operations 22,911 (7,804)
Distributions to shareholders
Net earnings
Investor Class (8,781) (16,896)
Advisor Class (159) (393)
I Class (7,687) (15,194)
Decrease in net assets from distributions (16,627) (32,483)
Capital share transactions
*
Shares sold
Investor Class 49,597 104,416
Advisor Class 545 852
I Class 29,377 58,729
Distributions reinvested
Investor Class 8,306 15,963
Advisor Class 159 392
I Class 6,408 12,773
Shares redeemed
Investor Class (42,501) (148,928)
Advisor Class (538) (3,398)
I Class (31,328) (90,334)
Increase (decrease) in net assets from capital share
transactions 20,025 (49,535)

T. ROWE PRICE U.S. High Yield Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Increase (decrease) during period 26,309 (89,822)
Beginning of period 412,154 501,976
End of period $ 438,463 $ 412,154
*Share information (000s)
Shares sold
Investor Class 6,088 12,826
Advisor Class 68 104
I Class 3,629 7,195
Distributions reinvested
Investor Class 1,021 1,973
Advisor Class 20 48
I Class 791 1,587
Shares redeemed
Investor Class (5,236) (18,305)
Advisor Class (67) (420)
I Class (3,886) (11,177)
Increase (decrease) in shares outstanding 2,428 (6,169)

T. ROWE PRICE U.S. High Yield Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return, and secondarily, current income. The fund has three classes of shares: the U.S. High Yield Fund (Investor Class), the U.S. High
Yield Fund–Advisor Class (Advisor Class), and the U.S. High Yield Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend

T. ROWE PRICE U.S. High Yield Fund

date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,

T. ROWE PRICE U.S. High Yield Fund

2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE U.S. High Yield Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE U.S. High Yield Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 405,666 $ — $ 405,666
Preferred Stocks — 2,736 — 2,736
Short-Term Investments 16,978 — — 16,978
Total $ 16,978 $ 408,402 $ — $ 425,380
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE U.S. High Yield Fund

Other  Purchases and sales of portfolio securities other than short-term securities aggregated $116,417,000 and $111,384,000, respectively, for the six months ended
November 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $42,953,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $460,474,000. Net unrealized loss aggregated $35,097,000 at period-end, of which $4,067,000 related to appreciated investments and $39,164,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%

T. ROWE PRICE U.S. High Yield Fund

for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE U.S. High Yield Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $820,000 remain subject to repayment by the fund at November 30,
2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2023, expenses incurred pursuant to these service agreements were
$53,000 for Price Associates; $188,000 for T. Rowe Price Services, Inc.; and less than
$1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.75% 0.90% 0.05%
Expense limitation date 09/30/25 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(111) $(5) $(73)

T. ROWE PRICE U.S. High Yield Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE U.S. High Yield Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 897,526,580 6,827,925
Mark J. Parrell 900,141,102 4,318,094
Kellye L. Walker 897,425,227 7,071,002
Eric L. Veiel 900,526,981 4,111,376

T. ROWE PRICE U.S. High Yield Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE U.S. High Yield Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE U.S. High Yield Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1106-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024